Nationwide Life Insurance Company:                              Nationwide Life and Annuity Insurance Company:
o  Nationwide Variable Account-9                                o  Nationwide VA Separate Account-D
o  Nationwide Variable Account-12

                        Supplement dated July 1, 2004 to
                          prospectus dated May 1, 2004


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This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
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Effective August 1, 2004, the following underlying mutual funds are available under the contracts:

W&R Target Funds, Inc.
o  Mortgage Securities Portfolio
o  Real Estate Securities Portfolio


Accordingly, effective August 1, 2004, "Appendix A: Underlying Mutual Funds" is amended to include the following:

W&R Target Funds, Inc. - Mortgage Securities Portfolio
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Investment Adviser:                              Waddell & Reed Investment Management Company
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Investment Objective:                            A high level of current income consistent with prudent investment risk.
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W&R Target Funds, Inc. - Real Estate Securities Portfolio
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Investment Adviser:                              Waddell & Reed Investment Management Company
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Investment Objective:                            Total return through a combination of capital appreciation and current income.
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                        NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts
       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-9
                   The date of this prospectus is May 1, 2004.

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This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 28.

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-221-1100 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.waddell.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
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The following is a list of the underlying mutual funds available under the contract.

W&R Target Funds, Inc.
 o Asset Strategy Portfolio
 o Balanced Portfolio
 o Bond Portfolio
 o Core Equity Portfolio
 o Dividend Income Portfolio
 o Growth Portfolio
 o High Income Portfolio
 o International Portfolio
 o International II Portfolio
 o Limited-Term Bond Portfolio
 o Micro Cap Growth Portfolio
 o Money Market Portfolio
 o Science and Technology Portfolio
 o Small Cap Growth Portfolio (formerly, Small Cap Portfolio)
 o Small Cap Value Portfolio
 o Value Portfolio

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

Glossary of Special Terms


Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents

Glossary of Special Terms....................................2
Table of Contents............................................3
Contract Expenses............................................4
Underlying Mutual Fund Annual Expenses.......................5
Example......................................................5
Synopsis of the Contracts....................................6
Financial Statements.........................................7
Condensed Financial Information..............................7
Nationwide Life Insurance Company............................7
Waddell & Reed, Inc. ........................................7
Investing in the Contract....................................7
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
The Contract in General......................................9
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Fund
     Profitability
Standard Charges and Deductions.............................10
     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees
Optional Contract Benefits, Charges and
     Deductions.............................................11
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option
     Capital Preservation Plus Option
Removal of Variable Account Charges.........................15
Contract Ownership..........................................15
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract...................................16
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers
     Transfer Restrictions
Right to Revoke.............................................18
Surrender (Redemption)......................................18
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or
        a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

Loan Privilege..............................................19
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment..................................................20
Contract Owner Services.....................................21
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date...................................21
Annuitizing the Contract....................................21
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
Death Benefits..............................................24
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Statements and Reports......................................25
Legal Proceedings...........................................25
Advertising ................................................27
     Money Market Yields
     Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional
     Information............................................28
Appendix A: Underlying Mutual Funds.........................29
Appendix B: Condensed Financial Information.................31
Appendix C: Contract Types and Tax Information..............35

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

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                                                  Contract Owner Transaction Expenses
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Maximum Loan Processing Fee..............................................................................................     $251
Annual Loan Interest Charge..............................................................................................     2.25%2
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................     5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)...................................................     1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

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                                                      Recurring Contract Expenses
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Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)4
     Mortality and Expense Risk Charge...................................................................................     1.20%
     Death Benefit Options5 (an applicant may elect one or two)
         One-Year Enhanced Death Benefit and Spousal Protection Option6 (available beginning January 2, 2001 or a later
         date if state law requires).....................................................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%
         One-Year Step Up Death Benefit Option7 (available until state approval is received for the One-Year Enhanced Death
         Benefit and Spousal Protection Option)..........................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.30%
         Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option8 (available beginning January 2,
         2001 or a later date if state law requires).....................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.40%
         5% Enhanced Death Benefit Option9 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit and Spousal Protection Option)...........................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%
     Guaranteed Minimum Income Benefit Options10 (no longer available effective
     May 1, 2003) (applicant could elect one)
         Guaranteed Minimum Income Benefit Option 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.65%
         Guaranteed Minimum Income Benefit Option 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.50%
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                                                       (continued on next page)
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1 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
2 The loan interest rate is determined, based on market conditions, at the time of loan appliation or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
5 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.
6 This option may not be elected with another death benefit option.
7 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
8 This option may not be elected with another death benefit option.
9 This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
10 Effective May 1, 2003, these options are no longer available.

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                                                 Recurring Contract Expenses (continued)
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     Beneficiary Protector Option.........................................................................................    0.40%1
     Total Variable Account Charges (including this option only)..........................................................     1.60%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
     Capital Preservation Plus Option.....................................................................................    0.50%2
     Total Variable Account Charges (including this option only)..........................................................     1.70%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
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The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

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                                                 Summary of Maximum Contract Expenses
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Mortality and Expense Risk Charge (applicable to all contracts)...........................................................     1.20%
One-Year Step Up Death Benefit Option.....................................................................................     0.10%
5% Enhanced Death Benefit Option..........................................................................................     0.15%
Guaranteed Minimum Income Benefit Option 1................................................................................     0.45%
Beneficiary Protector Option..............................................................................................     0.40%
Capital Preservation Plus Option..........................................................................................     0.50%
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Maximum Possible Total Variable Account Charges...........................................................................     2.80%
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Underlying Mutual Fund Annual Expenses
The next table shows the minimum and maximum total operating expenses as of December 31, 2003 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

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Total Annual Underlying Mutual Fund Operating Expenses                                                       Minimum         Maximum
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(expenses that are deducted from underlying mutual fund assets, including management fees, distribution       0.75%           1.39%
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

Example
This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o    a $10,000 investment in the contract for the time periods indicated;
o    a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
o the total variable account charges associated with the most expensive combination of optional benefits (2.80%).

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For those contracts that do not      If you surrender your contract          If you do not          If you annuitize your contract
elect the most expensive              at the end of the applicable             surrender             at the end of the applicable
combination of optional benefits,              time period                   your contract                    time period
the expenses would be lower.
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                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
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Maximum Total Underlying Mutual
Fund Operating Expenses (1.39%)        440    1,328  2,226   4,520    440   1,328   2,226   4,520     *    1,328   2,226    4,520
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Minimum Total Underlying Mutual
Fund Operating Expenses (0.75%)        373    1,133  1,912   3,948    373   1,133   1,912   3,948     *    1,133   1,912    3,948
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*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

1 The Beneficiary Protector Option is available for contracts with annuitants age 70 or younger at the time the option is elected.
2 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
o   Individual Retirement Annuities ("IRAs");
o   Investment-only Contracts (Qualified Plans);
o   Non-Qualified Contracts;
o   Roth IRAs;
o   Simplified Employee Pension IRAs ("SEP IRAs"); and
o   Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.

Minimum Initial and Subsequent Purchase Payments

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     Contract          Minimum Initial     Minimum Subsequent
       Type           Purchase Payment          Payments
-------------------- -------------------- ----------------------
-------------------- -------------------- ----------------------
IRA                        $15,000               $1,000
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-------------------- -------------------- ----------------------
Investment-only            $15,000               $1,000
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-------------------- -------------------- ----------------------
Non-Qualified              $15,000               $1,000
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Roth IRA                   $15,000               $1,000
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SEP IRA                    $15,000               $1,000
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Tax Sheltered              $15,000               $1,000
Annuity
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Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.



Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

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Death Benefit Options                                  Charge*
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One-Year Enhanced Death Benefit and Spousal             0.15%
Protection Option1
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One-Year Step Up Death Benefit Option2                  0.10%
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Greater of One-Year or 5% Enhanced Death Benefit        0.20%
and Spousal Protection Option3
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5% Enhanced Death Benefit Option4                       0.15%
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*The charges shown are the annualized rates charges as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Capital Preservation Plus Option

A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the Option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units. All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.



Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   The spouses must be co-annuitants;

3)   Both co-annuitants must be age 85 or younger at the time of issue;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b)   continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charges assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among the underlying funds. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.


During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

W&R Target Funds, Inc.
o        Asset Strategy Portfolio
o        Balanced Portfolio
o        Bond Portfolio
o        Core Equity Portfolio
o        Dividend Income Portfolio
o        Growth Portfolio
o        Limited-Term Bond Portfolio
o        Money Market Portfolio
o        Value Portfolio

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

-------------------- --------------------- ---------------------
     Contract          Minimum Initial      Minimum Subsequent
       Type            Purchase Payment          Payments
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
IRA                        $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Investment-only            $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Non-Qualified              $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Roth IRA                   $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
SEP IRA                    $15,000                $1,000
-------------------- --------------------- ---------------------
-------------------- --------------------- ---------------------
Tax Sheltered              $15,000                $1,000
Annuity
-------------------- --------------------- ---------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;
     and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:
1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and
2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

Transfers

Prior to Annuitization, contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

o    transfers among the sub-accounts are limited to 12 times per year; and

o transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been
                                         identified as engaging
                                         in harmful trading
                                         practices; and
                                   (2)   if their transfer
                                         events exceed 11 in 2
                                         consecutive calendar
                                         quarters, the contract
                                         owner will be limited
                                         to submitting transfer
                                         requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in      Nationwide will automatically
2 consecutive calendar quarters      limit the contract owner to
                                     submitting transfer requests
                                     via U.S. mail.
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.



Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participants retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.



Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:


     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 Contract     Maximum Outstanding Loan
                 Values       Balance Allowed
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
Non-ERISA Plans  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA Plans      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
        A variable payment annuity may not be elected when exercising a
                    Guaranteed Minimum Income Benefit option.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.



Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for 7 years; and

2)   the annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.




Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**
The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.
--------------------------------------------------------------------------------
           Important Considerations to Keep in Mind Regarding the GMIB
                                     Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

     o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     o    GMIB may not be approved in all state jurisdictions
--------------------------------------------------------------------------------

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. On April 18, 2003, the Alabama Supreme Court reversed the $50 million verdict against Waddell & Reed, Inc. and entered judgment as a matter of law in favor of Waddell & Reed, Inc. and its affiliates on the tortious interference, fraudulent suppression and promissory fraud claims. The remaining claims were remanded for a new trial. On March 17, 2004, after a new trial on the remaining counts, a jury found in favor of UILIC, awarded no compensatory damages, but awarded punitive damages of $15 million against Waddell & Reed, Inc. and $30 million against two affiliated companies on UILIC's conversion claim. The jury denied UILIC's claim for fraud. Waddell & Reed, Inc. plans to contest the jury's verdict through post-trial motions and, if necessary, will appeal the verdict.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the same events that served as the basis for its Alabama lawsuit. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.

On January 14, 2004, the NASD commenced an enforcement action against Waddell & Reed, Inc., its former president and current national sales manager based upon the events at issue in the lawsuits filed by UILIC alleging that violations of NASD rules occurred in connection with clients' exchanges of their variable annuity contracts. Specifically, the NASD has alleged in its complaint that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into certain exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures that were reasonably designed to achieve compliance with the requirements of the NASD's suitability rule and failed to maintain books and records regarding certain exchange orders that were rejected by the firm. Waddell & Reed, Inc. denies the NASD's allegations and believes that the challenged exchanges were beneficial for Waddell & Reed's clients, that the firm's supervisory procedures and guidelines were consistent with NASD rules and guidance and that all required books and records were preserved.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            Table of Contents of Statement of Additional Information

                                                                                                                                Page
General Information and History....................................................................................................1
Services...........................................................................................................................1
Purchase of Securities Being Offered...............................................................................................1
Underwriters.......................................................................................................................1
Annuity Payments...................................................................................................................2
Condensed Financial Information....................................................................................................2
Financial Statements.............................................................................................................214

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

W&R Target Funds, Inc. - Asset Strategy Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Balanced Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Bond Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Core Equity Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Dividend Income Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Growth Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - High Income Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - International Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - International II Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Limited-Term Bond Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Micro Cap Growth Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wall Street Associates
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Money Market Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Science and Technology Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small Cap Growth Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Small Cap Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     State Street Research & Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term accumulation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R Target Funds, Inc. - Value Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.80%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                            calling: 1-866-221-1100,

                                     TDD 1-800-238-3035

                            writing: Nationwide Life Insurance Company
                                     One Nationwide Plaza, RR1-04-F4
                                     Columbus, Ohio 43215

                 checking online at: www.waddell.com

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Additionally, the W&R Target Funds, Inc. - Dividend Income Portfolio, W&R Target Funds, Inc. - International II Portfolio, W&R Target Funds, Inc. - Micro Cap Growth Portfolio, and W&R Target Funds, Inc. - Small Cap Value Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 1.20%)
         (Variable account charges of 1.20% of the daily net assets of the variable account)

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        9.422201            10.377361           10.14%                    99          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                9.233503             9.422201            2.04%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.379906             9.233503          -11.04%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        8.608933            10.129507           17.66%                   101          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                9.514063             8.608933           -9.51%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.238551             9.514063           -7.08%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       11.690957            12.034015            2.93%                    42          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.858121            11.690957            7.67%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.226347            10.858121            6.18%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.651356             7.706275           15.86%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                8.590536             6.651356          -22.57%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.219013             8.590536          -15.94%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -        6.660519             8.097972           21.58%                    62          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                8.565867             6.660519          -22.24%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.121935             8.565867          -15.37%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -       10.519093            12.444145           18.30%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.866781            10.519093           -3.20%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.074666            10.866781            7.86%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -        6.304344             7.779518           23.40%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                7.796236             6.304344          -19.14%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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                               10.147803             7.796236          -23.17%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -       11.395358            11.614060            1.92%                    43          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.939304            11.395358            4.17%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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                               10.138630            10.939304            7.90%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -       10.267819            10.196865           -0.69%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.275484            10.267819           -0.07%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.040129            10.275484            2.34%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -        6.340194             8.172078           28.89%                    30          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                  8.442316           6.340194          -24.90%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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                                  9.701363           8.442316          -12.98%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          7.546353          10.122782           34.14%                    25          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                  9.766240           7.546353          -22.73%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                 10.080492           9.766240           -3.12%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          8.729604          10.790735           23.61%                    97          2003
Value Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
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                     Optional Benefits Elected (Total 2.80%)
          (Variable account charges of 2.80% of the daily net assets of the variable account)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                           Value at            Value at End of     Accumulation Unit   Accumulation
                           Beginning of        Period              Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -          9.506527           10.300721           8.35%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          8.370998            9.690154          15.76%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -         10.943352           11.082030           1.27%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          6.819099            7.772745          13.98%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          6.931091            8.290621          19.61%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          9.605697           11.179707          16.39%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          6.562269            7.966760          21.40%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit   Accumulation Unit   Percent Change in   Number of           Period
                           Value at            Value at End of     Accumulation Unit   Accumulation
                           Beginning of        Period              Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -         10.586155           10.614606           0.27%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          9.831120            9.605078          -2.30%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          7.039641            8.926830          26.81%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          7.418922            9.790918          31.97%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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W&R Target Funds, Inc. -          8.494827           10.330666          21.61%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
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-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-Only Contracts (Qualified Plans )

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRAs are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs ("SEP IRAs")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982 will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").